Earnings Per Share (''EPS'') (Details Textual) (Stock Options)	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Stock Options
Earnings per share (Textual) [Abstract]
Antidilutive options excluded from earnings per share computation	248,000	248,000	142,000